Note 31 - Nationalization of Venezuelan Subsidiaries	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of Nationalization of Subsidiaries [text block]
31	Nationalization of Venezuelan Subsidiaries

In
May 2009,
within the framework of Decree Law
6058,
Venezuela’s President announced the nationalization of, among other companies, the Company's majority-owned subsidiaries TAVSA - Tubos de Acero de Venezuela S.A. (“Tavsa”) and, Matesi Materiales Siderúrgicos S.A (“Matesi”), and Complejo Siderúrgico de Guayana, C.A (“Comsigua”), in which the Company has a non-controlling interest (collectively, the “Venezuelan Companies”). Tenaris and its wholly-owned subsidiary, Talta - Trading e Marketing Sociedad Unipessoal Lda (“Talta”), initiated arbitration proceedings against Venezuela before the ICSID in Washington D.C. in connection with these nationalizations.

Matesi

On
January 29, 2016,
the tribunal released its award on the arbitration proceeding concerning the nationalization of Matesi. The award upheld Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Matesi in violation of Venezuelan law as well as the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of
$87.3
million for the breaches and ordered Venezuela to pay an additional amount of
$85.5
million in pre-award interest, aggregating to a total award of
$172.8
million, payable in full and net of any applicable Venezuelan tax, duty or charge. The tribunal granted Venezuela a grace period of six
months from the date of the award to make payment in full of the amount due without incurring post-award interest, and resolved that if no,
or
no
full, payment is made by then, post-award interest will apply at the rate of
9%
per annum. As of
December 31, 2017,
post-award interest amounted to
$31.9
million.

On
March 14, 2016,
Venezuela requested the rectification of the award pursuant to article
49
(

) of the ICSID Convention and ICSID Arbitration Rule
49.
The tribunal denied Venezuela’s request on
June 24, 2016,
ordering Venezuela to reimburse Tenaris and Talta for their costs. On
September 21, 2016,
Venezuela submitted a request for annulment of the award as well as the stay of enforcement of the award in accordance with the ICSID Convention and Arbitration Rules, and the ad hoc committee that will hear Venezuela’s request was constituted on
December 27, 2016.
On
March 24, 2017,
the ad hoc committee rendered its decision to lift the stay of enforcement of the award. The ad hoc committee has not
reserved its right to reopen that decision and
no
appeal against such decision is provided under ICSID’s Arbitration Rules.

The parties exchanged
two
rounds of written submissions on Venezuela’s request for annulment. Following the resignation of one
of the ad hoc committee members, the committee was reconstituted on
November 3, 2017,
and the final hearing on Venezuela’s annulment request was rescheduled for
March 22-
23,
2018.
Following the hearing, the ad hoc committee will deliberate and issue a decision on Venezuela’s annulment application. While there is no
deadline by which the ad hoc committee must render its decision, it is presently expected that the ad hoc committee will render a decision between
June
and
September 2018.

Tavsa and Comsigua

On
December 12, 2016,
the tribunal issued its award upholding Tenaris’s and Talta’s claim that Venezuela had expropriated their investments in Tavsa and Comsigua in violation of the bilateral investment treaties entered into by Venezuela with the Belgium-Luxembourg Economic Union and Portugal. The award granted compensation in the amount of
$137
million and ordered Venezuela to reimburse Tenaris and Talta
$3.3
million in legal fees and ICSID administrative costs. In addition, Venezuela was ordered to pay interest from
April 30, 2008
until the day of effective payment at a rate equivalent to LIBOR +
4%
per annum, which as of
December 31, 2017
amounted to
$88
million.

On
April 11, 2017,
Venezuela submitted a request for annulment of the award as well as the stay of enforcement of the award in accordance with the ICSID Convention and Arbitration Rules. Venezuela’s annulment request was registered on
April 14, 2017.
The ad hoc committee that will hear Venezuela’s request was constituted on
October 17, 2017.
On
October 19, 2017,
Tenaris and Talta filed an opposition to Venezuela’s request to continue the stay of enforcement of the award, which was followed by the exchange of additional written submissions between the parties. The ad hoc committee has extended the provisional stay of enforcement of the award until it rules on Venezuela’s request. A hearing on Venezuela’s request to continue the stay of enforcement of the award was held on
February 1, 2018,
and will be followed by a decision from the ad hoc committee. The final hearing for Venezuela’s annulment request is scheduled for
August 27-
28,
2018.
Following the hearing, the ad hoc committee will deliberate and issue a decision on Venezuela’s annulment application. While there is no
deadline by which the ad hoc committee must render its decision, it is presently expected that the ad hoc committee will render a decision between
November 2018
and
February 2019.

Based on the facts and circumstances described above and following the guidance set forth by IAS
27R,
the Company ceased consolidating the results of operations and cash flows of the Venezuelan Companies as from
June 30, 2009,
and classified its investments in the Venezuelan Companies as financial assets based on the definitions contained in paragraphs

(c)(i) and

of IAS
32.

The Company classified its interests in the Venezuelan Companies as available-for-sale investments since management believes they do not
fulfil the requirements for classification within any of the remaining categories provided by IAS and such classification is the most appropriate accounting treatment applicable to non-voluntary dispositions of assets.

Tenaris or its subsidiaries have net receivables with the Venezuelan Companies as of
December 31, 2017,
for a total amount of approximately
$27
million.

The Company records its interest in the Venezuelan Companies at its carrying amount at
June 30, 2009,
and
not
at fair value, following the guidance set forth by paragraphs

(c),
AG80
and
AG81
of IAS
39.